Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2014		2015		2016		2016
	(In millions)

The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	7,655.7	Rs.	8,974.5	Rs.	10,464.6	US$	158.0

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2016 were as follows:

Year ending March 31,	Payments
	(In millions)
2017	Rs.	9,333.0	US$	140.9
2018		8,668.9		130.9
2019		7,840.4		118.3
2020		6,940.8		104.8
2021		6,182.5		93.3
Thereafter		25,753.3		388.7

Total	Rs.	64,718.9	US$	976.9

Movement in Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2015 and March 31, 2016 is as follows:.

	As of March 31,
	2015		2016		2016
	(In millions)
Opening provision of reward points	Rs.	1,509.1	Rs.	2,000.7	US$	30.2
Provision made during the year		1,066.8		1,482.7		22.4
Utilization/write back of provision		(637.6)		(732.1)		(11.1)

Effect of change in rate of accrual of reward points		(408.3)		202.0		3.0
Effect of change in cost of reward points		470.7		110.3		1.7

Closing provision of reward points	Rs.	2,000.7	Rs.	3,063.6	US$	46.2